UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Subject to Redemption	Class B common stock Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at the beginning at Oct. 06, 2020			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss)			0	(1,892)	$ (1,892)
Balance at the end at Dec. 31, 2020		$ 863	24,137	(1,892)	23,108
Balance at the end (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity
Excess of cash received over fair value of private placement warrants			3,500,670		3,500,670
Remeasurement accretion of Class A common stock to redemption amount			(3,524,807)	(23,352,185)	(26,876,992)
Net income (loss)				3,112,761	3,112,761
Balance at the end at Mar. 31, 2021		$ 863		(20,241,316)	(20,240,453)
Balance at the end (in shares) at Mar. 31, 2021		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 863	24,137	(1,892)	23,108
Balance at the beginning (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					2,480,478
Balance at the end at Sep. 30, 2021		$ 863		(20,873,599)	(20,872,736)
Balance at the end (in shares) at Sep. 30, 2021		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 863	24,137	(1,892)	23,108
Balance at the beginning (in shares) at Dec. 31, 2020		8,625,000
Increase (Decrease) in Stockholders' Equity
Excess of cash received over fair value of private placement warrants			3,500,670		3,500,670
Remeasurement accretion of Class A common stock to redemption amount			(3,524,807)	(23,352,185)	(26,876,992)
Net income (loss)				2,708,241	2,708,241
Balance at the end at Dec. 31, 2021		$ 863		(20,645,836)	(20,644,973)
Balance at the end (in shares) at Dec. 31, 2021		8,625,000
Balance at the beginning at Mar. 31, 2021		$ 863		(20,241,316)	(20,240,453)
Balance at the beginning (in shares) at Mar. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(7,156,849)	(7,156,849)
Balance at the end at Jun. 30, 2021		$ 863		(27,398,165)	(27,397,302)
Balance at the end (in shares) at Jun. 30, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				6,524,566	6,524,566
Balance at the end at Sep. 30, 2021		$ 863		(20,873,599)	(20,872,736)
Balance at the end (in shares) at Sep. 30, 2021		8,625,000
Balance at the beginning at Dec. 31, 2021		$ 863		(20,645,836)	(20,644,973)
Balance at the beginning (in shares) at Dec. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				3,628,047	3,628,047
Balance at the end at Mar. 31, 2022		$ 863		(17,017,789)	(17,016,926)
Balance at the end (in shares) at Mar. 31, 2022		8,625,000
Balance at the beginning at Dec. 31, 2021		$ 863		(20,645,836)	(20,644,973)
Balance at the beginning (in shares) at Dec. 31, 2021		8,625,000
Increase (Decrease) in Stockholders' Equity
Extinguishment of deferred underwriting commissions on public shares					11,800,000
Remeasurement accretion of Class A common stock to redemption amount	$ (1,085,953)
Net income (loss)					4,496,859
Balance at the end at Sep. 30, 2022		$ 863		(5,431,617)	(5,430,754)
Balance at the end (in shares) at Sep. 30, 2022		8,625,000
Balance at the beginning at Mar. 31, 2022		$ 863		(17,017,789)	(17,016,926)
Balance at the beginning (in shares) at Mar. 31, 2022		8,625,000
Increase (Decrease) in Stockholders' Equity
Remeasurement accretion of Class A common stock to redemption amount				(76,542)	(76,542)
Net income (loss)				3,623,736	3,623,736
Balance at the end at Jun. 30, 2022		$ 863		(13,470,595)	(13,469,732)
Balance at the end (in shares) at Jun. 30, 2022		8,625,000
Increase (Decrease) in Stockholders' Equity
Extinguishment of deferred underwriting commissions on public shares			11,803,313	0	11,803,313
Reclass from additional paid in capital to retained earnings			$ (11,803,313)	11,803,313
Remeasurement accretion of Class A common stock to redemption amount				(1,009,411)	(1,009,411)
Net income (loss)				(2,754,924)	(2,754,924)
Balance at the end at Sep. 30, 2022		$ 863		$ (5,431,617)	$ (5,430,754)
Balance at the end (in shares) at Sep. 30, 2022		8,625,000